Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Contingency [Line Items]
Increase (decrease) in valuation allowance	$ 2,817,183	$ 2,456,637
Domestic Tax Authority
Income Tax Contingency [Line Items]
Operating loss carryforwards	22,200,000
Foreign Tax Authority
Income Tax Contingency [Line Items]
Operating loss carryforwards	12,900,000
Foreign Tax Authority | Research And Development Tax Credit Carryforward
Income Tax Contingency [Line Items]
Tax credit carryforward	$ 2,400,000
Tax credit carryforward, description	Foreign research and development expense tax credits of approximately $2.4 million at December 31, 2016, which expire at various times commencing in 2018.